Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 56,602,663	$ 56,147,676
Less: Allowance for credit losses	(55,767,991)	(49,838,198)
Accounts receivable, net	$ 834,672	$ 6,309,476